Investment in Associate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Investment In Associate
Balance at the beginning of year	$ 891,984
Acquisition of 3,000 shares in DJMC		900,000
Share of equity gain / (loss)	1,573	(8,016)
Disposition of 3,000 shares in DJMC	(900,000)
Gain on disposition of 3,000 shares in DJMC	6,443
Balance at the end of year		$ 891,984